Summary of Products Supplied Under Agreement (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	$ 981	$ 1,364
Supply Agreement [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities		67
License Novo Amendment [Member]
IfrsStatementLineItems [Line Items]
License fee	1,670	264	0
Novo Supply Agreement [Member]
IfrsStatementLineItems [Line Items]
Deferred revenue		$ 852